Other Liabilities (Details)	Dec. 31, 2020 USD ($)
Other Liabilities (Details) [Line Items]
Undiscounted lease liabilities (in Dollars)	$ 3,169
Bottom of range [member]
Other Liabilities (Details) [Line Items]
Discount rates	1.50%
Top of range [member]
Other Liabilities (Details) [Line Items]
Discount rates	4.10%